STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 8—STOCKHOLDERS’ EQUITY

Series A Preferred Stock Financing

On May 10, 2013, the Company completed a private placement (the “Series A Financing”) in which it issued an aggregate of 20,315,397 shares of Series A Convertible Preferred Stock of the Company (the “Series A Preferred Shares”). In connection with the Series A Financing, the Company issued 10,792,725 Series A Preferred Shares at a purchase price of $1.8531 per share for gross proceeds of $19,999,999 less issuance costs of $148,741. Included in the gross proceeds was the conversion of the 4% Notes and accrued interest totaling $254,411. In addition, pursuant to the terms of the Convertible Securities from the 2011 Financing (defined below), the aggregate principal amount of $14,995,525 converted into 9,522,672 Series A Preferred Shares at a conversion price equal to $1.5751, representing a 15% discount to the purchase price. Additionally, the Company issued warrants (the “Series A Warrants”) to purchase an aggregate of 159,049 Series A Preferred Shares, of which certain designees of Riverbank Capital Securities, Inc. (“Riverbank”) received 148,146 (see Note 10). As of May 10, 2013, the date of issue, the Series A Warrants were valued at $122,500.

The terms, conditions, privileges, rights and preferences of the Series A Preferred Shares are described in a Certificate of Designation filed with the Secretary of State of Delaware on May 10, 2013.

Along with the holders of common stock, the holders of Series A Preferred Shares were entitled to one vote on all matters submitted to the holders of common stock for each share of common stock into which the Series A Preferred Shares would be converted as of the record date for such vote based on the conversion ratio then in effect. In addition, the holders of the Series A Preferred Shares were entitled to vote as a separate class with respect to any change in the rights of the Series A Preferred Shares, any amendment to the Company’s certificate of incorporation, any increase in the number of shares of Series A Preferred Shares, or the authorization, creation or issuance of any class or series of capital stock ranking senior to or of equal seniority with the Series A Preferred Shares.

In connection with the Series A Financing, two new members were appointed to the Board of Directors. In addition, for so long as at least 2,000,000 Series A Preferred Shares remained outstanding, the holders of the Series A Preferred Shares voting as a separate class, were entitled to elect one (1) member of the Board. Moreover, for so long as at least 2,000,000 Series A Preferred Shares remained outstanding, the affirmative vote of at least two-thirds of the Series A Preferred Shares then outstanding were required for the Company to take certain corporate actions.

The holders of Series A Preferred Shares were entitled to an annual per share cumulative dividend equal to 6% of the Stated Value (as defined) of each share of Series A Preferred Shares, and which the Company could elect to pay in the form of additional shares of common stock in lieu of cash. The holders of Series A Preferred Shares were entitled to payment of all accrued dividends prior to the payment of any dividends to the holders of common stock. As of December 31, 2013, the amount for the Series A Preferred Shares dividend was $1,435,723.

Each Series A Preferred Share was convertible into shares of common stock, at any time at the option of the holder thereof and without payment of any additional consideration. Each Series A Preferred Share automatically converted into shares of common stock immediately prior to the closing of the IPO. As a result of the IPO completed in June 2014, 20,315,397 Series A Preferred Shares outstanding at that time converted into an equivalent number of shares of the Company’s common stock on a one-to-one basis. In addition, the Company issued 78,509 shares of its common stock in satisfaction of the $2,524,894 in accrued dividends, which was based on the price of the Company’s stock on the date of the closing of the IPO.

Beginning six months after the IPO, certain holders of our common stock may request in writing that the Company effect the registration of such Registrable Securities (as defined) under the Securities Act. Upon receipt of such written notice, the Company shall promptly use its best efforts to effect the registration.

Convertible Securities

On February 25, 2011, the Company completed a private placement offering of convertible securities (the “Convertible Securities”) in which it received gross proceeds equal to $14,999,525 (the “2011 Financing”). The original maturity date of the Convertible Securities was two years from the date of issuance, which was subsequently amended to May 15, 2013.

The Company incurred issuance costs of $806,396 of which approximately $770,220 related to placement agent fees paid of $673,420 and warrants with a fair value of $96,800 to be issued to Riverbank, a FINRA member broker dealer and a related party controlled by certain officers and/or directors of the Company (see Note 10), which acted as placement agent for the Company in connection with the issuance of the Convertible Securities. These financing costs were netted against the Convertible Securities upon the closing of the financing.

The Convertible Securities were unsecured obligations that were mandatorily convertible into shares of the Company’s equity securities upon the closing of a subsequent financing (the “Subsequent Financing”) in which the Company raised at least $5,000,000 through the issuance of equity securities, at a conversion price equal to the lesser of (i) 85% of the per share price of the Subsequent Financing securities, and (ii) the Conversion Price, as defined below. The Convertible Securities would mandatorily convert on May 15, 2013 into shares of common stock of the Company at a conversion price of $1.31 in the event the Company has not completed a Subsequent Financing. The Convertible Securities were also convertible at the election of the holder into shares of the Company’s common stock at any time prior to a mandatory conversion event at a per share conversion price (the “Conversion Price”) of $2.61.

As a result of the Series A Financing, the Convertible Securities converted into 9,522,672 Series A Preferred Shares at a conversion price of $1.5751 per share which was a discount of 15% to the purchase price of $1.8531. The Company recognized a charge to additional paid-in capital and retained earnings of $2,646,970 related to this contingent beneficial conversion feature at the time of conversion.

Restricted Common Stock

Pursuant to the terms of an employment agreement (the “Employment Agreement”) entered into with the Company’s President and Chief Executive Officer from September 1, 2010 until her resignation in December 2013, on September 1, 2010, the Company issued to Dr. Jakobovits 480,000 shares of restricted common stock (the “Restricted Shares”). In February 2011, upon the completion of a private placement offering, 12.5% of the Restricted Shares vested. The remaining 87.5% of the Restricted Shares vest over four years with 25% of such remaining shares vesting upon the first anniversary of the Employment Agreement and 1/36th of such remaining Restricted Shares vesting on each subsequent one-month anniversary of the agreement. The Restricted Shares were determined to have a total fair value of $24,000 on grant date as estimated by the Company’s Board of Directors based on various factors, including the Company’s early development stage, net working capital position and lack of any licensed compounds at the time of the grant. The compensation expense recognized related to the vesting of the Restricted Shares was $0 and $1,312 for the three months ended September 30, 2014 and 2013, respectively and was $0 and $3,938 for the nine months ended September 30, 2014 and 2013, respectively. In December 2013, Dr. Jakobovits resigned from the Company, and 78,750 Restricted Shares were forfeited.

Employee Stock Purchase Plan

During June 2014, the Company’s Board of Directors and stockholders approved and adopted the 2014 Employee Stock Purchase Plan (“ESPP”). The ESPP became effective and the first purchase period began on June 19, 2014. Stock compensation expense related to the ESPP was immaterial for the three month period ended September 30, 2014.

A maximum of 360,000 shares of our common stock may be sold pursuant to purchase rights under the ESPP, subject to adjustment for stock splits, stock dividends, and comparable restructuring activities. The ESPP also includes an “evergreen” feature, which provides that an additional number of shares will automatically be added to the shares authorized for issuance under the ESPP on January 1st of each year, beginning on the first January 1 immediately following the effective date of June 19, 2014 and ending on (and including) January 1, 2024. The number of shares added each calendar year will be the lesser of (a) 1% of the total number of shares of the Company’s capital stock (including all classes of the Company’s common stock) outstanding on December 31st of the preceding calendar year, and (b) 720,000 shares. However, the Board may decide to approve a lower number of shares (including no shares) before January 1 of any year.

The stock purchasable under the ESPP will be shares of authorized but unissued or reacquired common stock, including shares repurchased by the Company on the open market. If a purchase right under the ESPP terminates without having been exercised in full, any shares not purchased under that purchase right will again become available for issuance under the ESPP.

NOTE 8—STOCKHOLDERS’ EQUITY

Increase In Authorized Shares

In May 2013, the Company amended its Amended and Restated Certificate of Incorporation to increase the number of shares of common and preferred stock that the Company is authorized to issue from 25,000,000 shares to 75,000,000 shares and from 5,000,000 shares to 20,474,452 shares, respectively.

Series A Preferred Stock Financing

On May 10, 2013, the Company completed a private placement (the “Series A Financing”) in which it issued an aggregate of 20,315,397 shares of Series A Convertible Preferred Stock of the Company (the “Series A Preferred Shares”). In connection with the Series A Financing, the Company issued 10,792,725 Series A Preferred Shares at a purchase price of $1.8531 per share for gross proceeds of $19,999,999 less issuance costs of $148,741. Included in the gross proceeds was the conversion of the 4% Notes and accrued interest totaling $254,411. In addition, pursuant to the terms of the Convertible Securities from the 2011 Financing (defined below), the aggregate principal amount of $14,995,525 converted into 9,522,672 Series A Preferred Shares at a conversion price equal to $1.5751, representing a 15% discount to the purchase price. Additionally, the Company issued warrants (the “Series A Warrants”) to purchase an aggregate of 159,049 Series A Preferred Shares, of which certain designees of Riverbank Capital Securities, Inc. received 148,146 (see Note 10). As of the date of issue, May 10, 2013, and December 31, 2012, the Series A Warrants were valued at $122,500 and $140,940, respectively.

The terms, conditions, privileges, rights and preferences of the Series A Convertible Preferred Stock are described in a Certificate of Designation filed with the Secretary of State of Delaware on May 10, 2013.

Along with the holders of common stock, the holders of Series A Preferred Stock were entitled to one vote on all matters submitted to the holders of common stock for each share of common stock into which the Series A Preferred Stock would be converted as of the record date for such vote based on the conversion ratio then in effect. In addition, the holders of the Series A Preferred Stock were entitled to vote as a separate class with respect to any change in the rights of the Series A Preferred Stock, any amendment to the Company’s certificate of incorporation, any increase in the number of shares of Series A Preferred Stock, or the authorization, creation or issuance of any class or series of capital stock ranking senior to or of equal seniority with the Series A Preferred Stock.

In connection with the Series A Financing, two new members were appointed to the Board of Directors. In addition, for so long as at least 2,000,000 Series A Preferred Shares remain outstanding, the holders of the Series A Preferred Shares voting as a separate class, shall be entitled to elect one (1) member of the Board. Moreover, for so long as at least 2,000,000 Series A Preferred Shares remain outstanding, the affirmative vote of at least two-thirds of the Series A Preferred Shares then outstanding shall be required for the Company to take certain corporate actions.

The holders of Series A Preferred Stock were entitled to an annual per share cumulative dividend equal to 6% of the Stated Value (as defined) of each share of Series A Preferred Stock, and which the Company could elect to pay in the form of additional shares of common stock in lieu of cash. The holders of Series A Preferred Stock were entitled to payment of all accrued dividends prior to the payment of any dividends to the holders of common stock. As of December 31, 2013, the amount for the Series A Preferred Stock dividend was $1,435,723.

Upon the liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of Series A Preferred Stock were entitled to be paid, prior to any payments to the holders of common stock, an amount per share of Series A Preferred Stock equal to the Stated Value, plus all accrued but unpaid dividends.

Each share of Series A Preferred Stock shall be convertible into shares of common stock, at any time at the option of the holder thereof and without payment of any additional consideration. Each share of Series A Preferred Stock shall automatically convert into shares of common stock immediately prior to the closing of a Qualified IPO (as defined).

Beginning 6 months after a Qualified IPO (as defined), holders of at least 50% of the Series A Preferred Stock then outstanding, may request in writing that the Company effect the registration of such Registrable Securities (as defined) under the Securities Act. Upon receipt of such written notice, the Company shall promptly use its best efforts to effect the registration.

Convertible Securities

On February 25, 2011, the Company completed a private placement offering of convertible securities (the “Convertible Securities”) in which it received gross proceeds equal to $14,999,525 (the “2011 Financing”). The original maturity date of the Convertible Securities was two years from the date of issuance, which was subsequently amended to May 15, 2013.

The Company incurred issuance costs of $806,396 of which approximately $770,220 related to placement agent fees paid of $673,420 and warrants with a fair value of $96,800 to be issued to Riverbank, a FINRA member broker dealer and a related party controlled by certain officers and/or directors of the Company (see Note 10), which acted as placement agent for the Company in connection with the issuance of the Convertible Securities. These financing costs were netted against the Securities upon the closing of the financing.

The Convertible Securities are unsecured obligations that are mandatorily convertible into shares of the Company’s equity securities upon the closing of a subsequent financing (the “Subsequent Financing”) in which the Company raises at least $5,000,000 through the issuance of equity securities, at a conversion price equal to the lesser of (i) 85% of the per share price of the Subsequent Financing securities, and (ii) the Conversion Price. The Convertible Securities mandatorily convert on May 15, 2013 into shares of common stock of the Company at a conversion price of $1.31 in the event the Company has not completed a Subsequent Financing. The Securities are also convertible at the election of the holder into shares of the Company’s common stock at any time prior to a mandatory conversion event at a per share conversion price (the “Conversion Price”) of $2.61.

The Convertible Securities have been classified as a component of stockholders’ equity as of December 31, 2012, as the characteristics of the Convertible Securities are more consistent with those of an equity security than of a debt security.

As a result of the Series A Financing, the Convertible Securities converted into 9,522,672 Series A Preferred Shares at a conversion price of $1.5751 per share which was a discount of 15% to the purchase price of $1.8531. The Company recognized a charge to additional paid-in capital and retained earnings of $2,646,970 related to this contingent beneficial conversion feature at the time of conversion.

Restricted Common Stock

Pursuant to the terms of an employment agreement (the “Employment Agreement”) entered into with Aya Jakobovits, Ph.D., who served as the Company’s President and Chief Executive Officer from September 1, 2010 until her resignation in December 2013, on September 1, 2010, the Company issued to Dr. Jakobovits 480,000 shares of restricted common stock (the “Restricted Shares”). In February 2011, upon the completion of a private placement offering, 12.5% of the Restricted Shares vested. The remaining 87.5% of the Restricted Shares vest over four years with 25% of such remaining shares vesting upon the first anniversary of the Employment Agreement and 1/36th of such remaining Restricted Shares vesting on each subsequent one-month anniversary of the agreement. The Restricted Shares were determined to have a total fair value of $24,000 on grant date as estimated by the Company’s Board of Directors based on various factors, including the Company’s early development stage, net working capital position and lack of any licensed compounds at the time of the grant. For the years ended December 31, 2013 and 2012, $5,250 and $5,250, respectively, in compensation expense has been recognized by the Company relating to the vesting of the Restricted Shares. In December 2013, Dr. Jakobovits resigned from the Company, and 78,750 Restricted Shares were forfeited.

A summary of changes in the Company’s non-vested shares as of December 31, 2013 and 2012 are as follows:

NON-VESTED SHARES	RESTRICTED SHARES	WEIGHTED- AVERAGE GRANT DATE FAIR VALUE
Non-vested at January 1, 2012	288,750	$14,437
Granted	—	—
Vested	(105,000)	(5,250)
Forfeited

Non-vested at December 31, 2012	183,750	$9,187
Granted	—	—
Vested	(105,000)	(5,250)
Forfeited	(78,750)	(3,937)

Non-vested at December 31, 2013	—	$—

Common Stock

In July 2012, the Company’s former Chief Medical Officer exercised 91,666 stock options with an exercise price of $0.05 per share resulting in total proceeds to the Company of $4,583 and the issuance of 91,666 shares of the Company’s common stock.